Borrowings and capital resources - Other Information (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Liquidity and capital resources
Number of shares equivalent in cash at settlement	3,055
Maximum payable under guarantees	€ 757	€ 506
Provision in respect to guarantees		0
Purchased supplier invoices	€ 2,500	€ 2,300